CONSOLIDATED BALANCE SHEETS - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Current Assets
Cash	$ 108,570	$ 590,797
Accounts receivable, net of allowance for bad debts	104,150	29,385
Prepaid expenses	69,647	78,790
Inventories	234,827	146,811
Total Current Assets	517,194	845,783
Property and equipment, net	1,113,416	365,234
Other assets – right of use	254,665	105,355
Security deposits	47,682	17,800
TOTAL ASSETS	1,932,957	1,334,172
Current Liabilities
Accounts payable and accrued expenses	1,873,022	765,652
Accrued liabilities to management	1,542,130	1,156,295
Notes payable	4,392	6,949
Advances from affiliate	220,897	220,897
Finance lease obligations	92,270	50,843
Deferred revenue	9,575	(0)
Operating lease obligations	114,231	38,037
Convertible debentures	144,000	175,000
Liabilities attributable to discontinued operations	125,851	125,851
Total Current Liabilities	4,126,368	2,539,524
Long term finance lease obligations	331,748	119,146
Long term operating lease obligations	140,434	67,318
Total Liabilities	4,598,550	2,725,988
Stockholders’ Deficit
Common stock, $0.001 par value, 2,500,000,000 shares authorized; 1,132,361,005 and 939,942,783 shares issued and outstanding, respectively	1,132,361	939,943
Additional paid-in capital	37,826,795	26,536,430
Accumulated deficit	(41,624,749)	(28,868,189)
Total Stockholders’ Deficit	(2,665,593)	(1,391,816)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 1,932,957	$ 1,334,172